Basis of Presentation and Significant Accounting Policies (Tables) - Helix Acquisition Corp.[Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Basis of Presentation and Significant Accounting Policies (Tables) [Line Items]
Schedule of Class A ordinary shares reflected in the condensed balance sheets
Gross proceeds	$115,000,000
Less:
Class A Ordinary Shares issuance costs	(6,750,445)
Plus:
Accretion of carrying value to redemption value	6,750,445
Class A Ordinary Shares subject to possible redemption	$115,000,000

Gross proceeds	$115,000,000
Less:
Class A ordinary shares issuance costs	(6,750,445)
Plus:
Accretion of carrying value to redemption value	6,750,445
Class A ordinary shares subject to possible redemption	$115,000,000

Schedule of basic and diluted net loss per ordinary share
	Three Months Ended March 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(2,176,839)	$(526,882)	$(61,476)	$(14,815)
Denominator:
Basic and diluted weighted average shares outstanding	11,878,208	2,875,000	11,930,000	2,875,000
Basic and diluted net loss per ordinary share	$(0.18)	$(0.18)	$(0.01)	$(0.01)

	Year Ended December 31, 2021		For the Period from August 13, 2020 (Inception) through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(3,660,511)	$(882,143)	$(63,409)	$(27,429)
Denominator:
Basic and diluted weighted average shares outstanding	11,930,000	2,875,000	6,232,090	2,695,896
Basic and diluted net loss per ordinary share	$(0.31)	$(0.31)	$(0.01)	$(0.01)